Pension And Postretirement Benefits (Other Changes Recognized in Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit	$ 830		$ 1,083		$ 497
Amortization of prior service cost (credit)	(1,322)		(988)		(858)
Adoption of ASU 2018-02	(658)	[1]	1,529	[2]
ASU 2018-02 [Member]
Defined Benefit Plan Disclosure [Line Items]
Adoption of ASU 2018-02			1,529
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	571		575		512
Prior service (cost) credit	(37)		(30)		128
Amortization of prior service cost (credit)	(87)		(76)		(65)
Total recognized in other comprehensive (income) loss	(124)		(106)		63
Balance at end of year	447		571		575
Pension Benefit [Member] | ASU 2018-02 [Member]
Defined Benefit Plan Disclosure [Line Items]
Adoption of ASU 2018-02	0		102		0
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	6,456		5,089		5,510
Prior service (cost) credit	864		1,120		372
Amortization of prior service cost (credit)	(1,234)		(907)		(793)
Total recognized in other comprehensive (income) loss	(370)		213		(421)
Balance at end of year	6,086		6,456		5,089
Postretirement Benefit [Member] | ASU 2018-02 [Member]
Defined Benefit Plan Disclosure [Line Items]
Adoption of ASU 2018-02	$ 0		$ 1,154		$ 0

[1]	With the adoption of ASU 2016-01, the unrealized (gains) losses on our equity investments are reclassified to retained earnings (see Note 1).
[2]	With the adoption of ASU 2018-02, the stranded tax effects resulting from the application of the Tax Cuts and Jobs Act are reclassified to retained earnings (see Note 1).